Commitment and Contingencies	12 Months Ended
Sep. 30, 2025
Commitment and Contingencies [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 17 – COMMITMENT AND CONTINGENCIES

Commitments

Capital commitments

The Company’s capital commitments primarily relate to capital expenditures contracted for construction of new factories. Total capital commitments contracted but not provided for amounted to $9,422,194 and $6,238,097 as of September 30, 2025 and 2024, respectively. All commitments as of September 30, 2025 were within 1 year.

Contingencies

From time to time, the Company is involved in various legal proceedings, claims and other disputes arising from commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on our consolidated financial position or results of operations or liquidity. As of September 30, 2025 and 2024, the Company had no material pending legal proceedings outstanding.